Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	PIRS
Entity Registrant Name	PIERIS PHARMACEUTICALS, INC.
Entity Central Index Key	0001583648
Entity Filer Category	Smaller Reporting Company